Corporate and Business Information (Tables)	12 Months Ended
Dec. 31, 2023
Corporate and Business Information [Abstract]
Schedule of Subsidiaries	The following table lists the Company’s subsidiaries as of December 31, 2023. The subsidiaries have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business:
Subsidiaries	Place of Business/Country of Incorporation	Equity Ownership Held by the Company 12/31/2023	Equity Ownership Held by the Company 12/31/2022
Effecti Tecnologia Web LTDA. (“Effecti”)	Brazil	100%	100%
Leadlovers Tecnologia LTDA. (“Leadlovers”)	Brazil	100%	100%
Ipe Tecnologia LTDA. (“Ipe”)	Brazil	100%	100%
Dataminer Dados, Informacoes E Documentos LTDA (“Datahub”)	Brazil	100%	100%
Onclick Sistemas de Informacao LTDA. (“Onclick”)	Brazil	100%	100%
Simplest Software LTDA (“Mercos”)	Brazil	57.91%	57.91%
Smart NX	Brazil	55%	-
Nuvini S.A	Brazil	100%	-
Nuvini LLC	United States of America	100%	100%